Financial Assets: - Additional information (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2025 MXN ($)	Aug. 31, 2023 item	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables			$ 2,562,309	$ 2,804,341
Increase in impairment allowance for accounts receivable				23,050
Decrease in impairment allowance for accounts receivable			33,434
Accounts receivables			2,888,148	3,163,614
Contracted bonds | item		2
Investments other than investments accounted for using equity method				1,537,688
Fair value of bonds				1,534,003
Accumulated impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provision impairment			(128,000)
Unimpaired past due
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables			2,084,179	2,304,659
Unimpaired past due | Under 3 months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables			125,261	139,268
Unimpaired past due | Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables			225,731	216,978
Passenger fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables			1,563,833	1,368,380
Bonds One
Disclosure of disaggregation of revenue from contracts with customers [line items]
Semiannual interest rate		6.50%
Bonds Two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Semiannual interest rate		6.80%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable			66	2,542
Colombia (Airplan) | Trade receivables | Accumulated impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable			4,670	$ 6,967
Effect of foreign currency translation	$ 704		792
Application to provision			$ 29,970
Colombia (Airplan) | Viva Air | Trade receivables | Accumulated impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Application to provision	13,600
Colombia (Airplan) | Ultra Air | Trade receivables | Accumulated impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Application to provision	$ 7,800
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Domestic traffic (in percent)			87.00%	88.00%
Puerto Rico (Aerostar) | Trade receivables | Accumulated impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable				$ 24,228
Effect of foreign currency translation			$ 5,176
Provision impairment				5,457
Application to provision			1,341	$ 16,936
Increase (decrease) in financial assets			$ 2,387